John Hancock
Blue Chip Growth Fund
Quarterly portfolio holdings 5/31/2021

Fund’s investments
As of 5-31-21 (unaudited)
	Shares	Value
Common stocks 99.8%		$5,226,832,501
(Cost $1,877,894,351)
Communication services 27.0%		1,415,629,928
Entertainment 4.7%
Live Nation Entertainment, Inc. (A)	99,900	9,001,989
Netflix, Inc. (A)	202,002	101,568,626
ROBLOX Corp., Class A (A)	29,000	2,719,330
Roku, Inc. (A)	26,200	9,083,802
Sea, Ltd., ADR (A)	375,922	95,198,487
Spotify Technology SA (A)	86,436	20,880,345
The Walt Disney Company (A)	53,531	9,563,313
Interactive media and services 22.0%
Alphabet, Inc., Class A (A)	34,622	81,598,861
Alphabet, Inc., Class C (A)	151,698	365,828,829
Facebook, Inc., Class A (A)	1,165,816	383,238,694
InterActiveCorp (A)	61,215	9,761,956
Kuaishou Technology (A)(B)	56,700	1,465,827
Match Group, Inc. (A)	337,339	48,367,666
Pinterest, Inc., Class A (A)	511,100	33,374,830
Snap, Inc., Class A (A)	1,499,481	93,147,760
Tencent Holdings, Ltd.	1,703,000	133,142,063
Vimeo, Inc. (A)	99,381	4,173,983
Wireless telecommunication services 0.3%
T-Mobile US, Inc. (A)	95,536	13,513,567
Consumer discretionary 18.1%		949,201,930
Auto components 0.1%
Aptiv PLC (A)	42,820	6,440,984
Hotels, restaurants and leisure 2.0%
Booking Holdings, Inc. (A)	17,097	40,375,420
Chipotle Mexican Grill, Inc. (A)	24,535	33,661,529
Hilton Worldwide Holdings, Inc. (A)	31,864	3,991,603
Marriott International, Inc., Class A (A)	10,085	1,448,004
McDonald's Corp.	22,502	5,262,993
Starbucks Corp.	58,103	6,616,770
Yum! Brands, Inc.	103,400	12,404,898
Internet and direct marketing retail 12.7%
Alibaba Group Holding, Ltd., ADR (A)	318,844	68,219,862
Amazon.com, Inc. (A)	175,141	564,491,703
Coupang, Inc. (A)(C)	58,172	2,372,836
DoorDash, Inc., Class A (A)	79,024	11,875,727
Etsy, Inc. (A)	67,388	11,100,825
JD.com, Inc., ADR (A)	46,939	3,470,670
Pinduoduo, Inc., ADR (A)	28,314	3,535,852
Wayfair, Inc., Class A (A)	4,900	1,502,046
Multiline retail 0.7%
Dollar General Corp.	185,994	37,749,342
Specialty retail 1.4%
Carvana Company (A)	82,679	21,917,376
Ross Stores, Inc.	325,950	41,196,821
The TJX Companies, Inc.	111,029	7,498,899
Textiles, apparel and luxury goods 1.2%
Lululemon Athletica, Inc. (A)	106,275	34,340,641
2	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
NIKE, Inc., Class B	217,845	$29,727,129
Consumer staples 0.1%		2,206,944
Personal products 0.1%
The Estee Lauder Companies, Inc., Class A	7,200	2,206,944
Financials 3.2%		167,566,324
Capital markets 3.0%
Intercontinental Exchange, Inc.	35,963	4,059,503
Morgan Stanley	64,269	5,845,266
MSCI, Inc.	11,982	5,609,134
S&P Global, Inc.	111,328	42,245,636
The Charles Schwab Corp.	399,224	29,482,692
The Goldman Sachs Group, Inc.	184,750	68,730,695
Insurance 0.2%
Chubb, Ltd.	10,615	1,804,444
Marsh & McLennan Companies, Inc.	70,755	9,788,954
Health care 11.7%		612,522,020
Biotechnology 0.7%
Exact Sciences Corp. (A)	2,100	232,113
Incyte Corp. (A)	127,188	10,655,811
Vertex Pharmaceuticals, Inc. (A)	121,315	25,309,948
Health care equipment and supplies 4.2%
Align Technology, Inc. (A)	8,684	5,124,863
Danaher Corp.	223,431	57,229,616
Dentsply Sirona, Inc.	223,800	14,976,696
Intuitive Surgical, Inc. (A)	90,793	76,464,049
Stryker Corp.	252,735	64,515,663
Health care providers and services 5.1%
Anthem, Inc.	82,258	32,756,781
Centene Corp. (A)	246,237	18,123,043
Cigna Corp.	246,611	63,835,257
HCA Healthcare, Inc.	186,804	40,123,631
Humana, Inc.	17,874	7,823,450
UnitedHealth Group, Inc.	259,688	106,970,681
Health care technology 0.2%
Veeva Systems, Inc., Class A (A)	44,806	13,053,780
Life sciences tools and services 0.7%
Thermo Fisher Scientific, Inc.	73,796	34,647,222
Pharmaceuticals 0.8%
AstraZeneca PLC, ADR (C)	214,374	12,170,012
Eli Lilly & Company	4,948	988,314
Zoetis, Inc.	155,768	27,521,090
Industrials 2.1%		110,842,288
Commercial services and supplies 0.2%
Cintas Corp.	21,971	7,767,627
Copart, Inc. (A)	17,863	2,304,506
Electrical equipment 0.1%
Generac Holdings, Inc. (A)	23,100	7,593,432
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	3

	Shares	Value
Industrials (continued)
Industrial conglomerates 0.8%
General Electric Company	1,379,974	$19,402,434
Roper Technologies, Inc.	54,291	24,431,493
Machinery 0.1%
Fortive Corp.	42,231	3,062,592
Professional services 0.7%
CoStar Group, Inc. (A)	29,729	25,388,566
Equifax, Inc.	30,619	7,196,690
TransUnion	39,800	4,258,600
Road and rail 0.2%
Norfolk Southern Corp.	32,162	9,034,306
Union Pacific Corp.	1,789	402,042
Information technology 36.9%		1,932,869,231
Electronic equipment, instruments and components 0.2%
TE Connectivity, Ltd.	85,554	11,607,967
IT services 12.5%
Automatic Data Processing, Inc.	1,926	377,535
Fidelity National Information Services, Inc.	222,486	33,145,964
Fiserv, Inc. (A)	455,077	52,424,870
Global Payments, Inc.	504,423	97,711,779
Mastercard, Inc., Class A	318,979	115,017,448
MongoDB, Inc. (A)	25,244	7,369,733
PayPal Holdings, Inc. (A)	523,941	136,235,139
Shopify, Inc., Class A (A)	22,455	27,908,646
Snowflake, Inc., Class A (A)	11,878	2,827,320
Square, Inc., Class A (A)	12,055	2,682,479
Twilio, Inc., Class A (A)	23,900	8,030,400
Visa, Inc., Class A	735,871	167,263,478
Wix.com, Ltd. (A)	12,530	3,256,046
Semiconductors and semiconductor equipment 4.4%
Advanced Micro Devices, Inc. (A)	423,367	33,903,229
Applied Materials, Inc.	51,490	7,112,314
ASML Holding NV, NYRS	55,300	37,353,491
Marvell Technology, Inc.	560,114	27,053,506
Maxim Integrated Products, Inc.	75,756	7,727,870
Microchip Technology, Inc.	79,300	12,446,135
Monolithic Power Systems, Inc.	7,567	2,596,389
NVIDIA Corp.	107,378	69,772,077
QUALCOMM, Inc.	3,229	434,430
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	56,900	6,677,784
Texas Instruments, Inc.	131,760	25,010,683
Software 15.3%
Atlassian Corp. PLC, Class A (A)	62,651	14,615,225
Coupa Software, Inc. (A)	55,635	13,252,257
Crowdstrike Holdings, Inc., Class A (A)	37,200	8,263,980
Datadog, Inc., Class A (A)	64,500	5,872,725
DocuSign, Inc. (A)	54,144	10,916,513
Fortinet, Inc. (A)	101,900	22,269,226
Intuit, Inc.	305,846	134,293,920
Microsoft Corp.	1,176,166	293,665,127
Paycom Software, Inc. (A)	15,653	5,159,229
salesforce.com, Inc. (A)	413,326	98,412,921
4	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Information technology (continued)
Software (continued)
ServiceNow, Inc. (A)	211,772	$100,354,515
Splunk, Inc. (A)	77,428	9,384,274
Synopsys, Inc. (A)	164,061	41,727,275
UiPath, Inc., Class A (A)(C)	11,163	891,031
Workday, Inc., Class A (A)	71,460	16,344,331
Zendesk, Inc. (A)	9,800	1,339,268
Zoom Video Communications, Inc., Class A (A)	80,279	26,614,897
Technology hardware, storage and peripherals 4.5%
Apple, Inc.	1,874,214	233,545,805
Materials 0.7%		35,993,836
Chemicals 0.4%
Linde PLC	46,939	14,109,863
The Sherwin-Williams Company	30,127	8,541,908
Containers and packaging 0.3%
Avery Dennison Corp.	60,500	13,342,065

	Yield (%)	Shares	Value
Short-term investments 0.8%			$43,064,695
(Cost $43,064,338)
Short-term funds 0.8%			43,064,695
John Hancock Collateral Trust (D)	0.0241(E)	1,165,715	11,663,097
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(E)	5,994	5,994
T. Rowe Price Government Reserve Fund	0.0128(E)	31,395,604	31,395,604

Total investments (Cost $1,920,958,689) 100.6%	$5,269,897,196
Other assets and liabilities, net (0.6%)	(33,167,522)
Total net assets 100.0%	$5,236,729,674

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 5-31-21. The value of securities on loan amounted to $11,025,427.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 5-31-21.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	5

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2021, by major security category or type:
	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	1,415,629,928	$1,281,022,038	$134,607,890	—
Consumer discretionary	949,201,930	949,201,930	—	—
Consumer staples	2,206,944	2,206,944	—	—
Financials	167,566,324	167,566,324	—	—
Health care	612,522,020	612,522,020	—	—
Industrials	110,842,288	110,842,288	—	—
Information technology	1,932,869,231	1,932,869,231	—	—
Materials	35,993,836	35,993,836	—	—
Short-term investments	43,064,695	43,064,695	—	—
Total investments in securities	$5,269,897,196	$5,135,289,306	$134,607,890	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,165,715	$216,363	$86,992,068	$(75,544,396)	$(1,289)	$351	$15,790	—	$11,663,097
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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